Loans receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Loans receivable
Loans receivable
13.	Loans receivable

On October 1, 2018, the Company entered into a loan agreement with its shareholder Boris Gertsovsky, for the total amount of € 240,000 (US$ 278,000) with an annual interest rate of 2%. In December 2019 € 85,000 (US$ 95,000) were repaid. The loan was fully repaid on April 23, 2020.

On July 30, 2019, the Company entered into a loan agreement with its shareholder, Boris Gertsovsky, for the total amount of €300,000 (US$ 327,000). The loan was provided interest-free and was fully repaid on July 24, 2020. The difference between the nominal amounts of the loans and their fair value was insignificant.

On October 30, 2019, the Company entered into a loan agreement with its shareholder Boris Gertsovsky, for the total amount of €10,000 (US$ 11,000). The loan was provided interest free with outstanding balance of 8 as at December 31, 2020 and was fully repaid on February 12, 2021.

On May 8 and 25, 2021, the Company entered into a loan agreement with its related party Nexters Inc for the total amount of €153,000 and US$ 100,000 (US$ 286,308). The loan was provided interest free with an outstanding balance of 282 as at June 30, 2021.

The exposure of the Group to credit risk is reported in Note 21 to these interim condensed consolidated financial statements.

16. Loans receivable

	2020	2019
Balance at January 1	521	272
New loans granted	—	338
Repayments of principal	(508)	(95)
Interest charged	7	12
Interest received	(19)	—
Foreign exchange gain / (loss)	7	(6)
Balance at December 31	8	521

On October 1, 2018, the Company entered into a loan agreement with its shareholder Boris Gertsovsky, for the total amount of € 240,000 (US$ 278,000) with an annual interest rate of 2%. In December 2019 € 85,000 (US$ 95,000) were repaid. The loan was fully repaid on April 23, 2020.

On July 30, 2019, the Company entered into a loan agreement with its shareholder, Boris Gertsovsky, for the total amount of €300,000 (US$ 327,000). The loan was provided interest-free and was fully repaid on July 24, 2020. The difference between the nominal amounts of the loans and their fair value was insignificant.

On October 30, 2019, the Company entered into a loan agreement with its shareholder Boris Gertsovsky, for the total amount of €10,000 (US$ 11,000). The loan was provided interest free with outstanding balance of 8 as at December 31, 2020 and was fully repaid on February 12, 2021.

The exposure of the Group to credit risk is reported in note 26 to the consolidated financial statements.